Financial Risk Management - Summary of Company's Contractual Maturities for its Financial Liabilities, Including the Interest to be Paid (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 735,729	$ 730,361	$ 784,533	$ 274,552
Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	7.92%	7.92%	7.92%
Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Weighted average of effective interest rate	6.55%	6.91%	5.83%
Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 20,746,637	$ 18,016,011	$ 17,494,632
Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	355,361	298,376	252,622
Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	860,354	882,674	823,374
Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	37,192	48,199
Contractual maturities [Member] | Long-term debt securities (fixed rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,500,000	1,500,000	1,500,000
Contractual maturities [Member] | Long-term debt securities (variable rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	10,500,000	7,500,000	7,500,000
Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	4,221,325	4,310,556	3,990,980
Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	215,718	225,307	261,278
Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	983,907	1,084,954	810,672
Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,072,779	2,165,946	2,355,706
1 to 30 Days Past Due [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	271,749	256,859	255,290
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	190,230	188,659	200,056
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,060	1,235
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities			694
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,551	2,664	232
1 to 30 Days Past Due [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	77,908	64,301	54,308
From 1 to 3 months [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	3,070,378	880,628	876,666
From 1 to 3 months [Member] | Contractual maturities [Member] | Trade accounts payable and other payables [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	670,124	694,015	623,318
From 1 to 3 months [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,226	2,594
From 1 to 3 months [Member] | Contractual maturities [Member] | Long-term debt securities (variable rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,200,000
From 1 to 3 months [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities			73,021
From 1 to 3 months [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities			1,403
From 1 to 3 months [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	7,425	56,198	54,138
From 1 to 3 months [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	190,603	127,822	124,786
Less than 1 month [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,145,141	1,007,245	894,557
Less than 1 month [Member] | Contractual maturities [Member] | AMP [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	355,361	298,376	252,622
Less than 1 month [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	9,291	10,684
Less than 1 month [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	124,379		59,688
Less than 1 month [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities			6,548
Less than 1 month [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	129,976	79,990	55,470
Less than 1 month [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	526,134	618,198	520,229
Between 1 and 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	14,238,229	13,641,702	13,473,761
Between 1 and 5 years [Member] | Contractual maturities [Member] | Liabilities for Assets in Lease [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	24,615	33,689
Between 1 and 5 years [Member] | Contractual maturities [Member] | Long-term debt securities (variable rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	8,300,000	7,500,000	7,500,000
Between 1 and 5 years [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	4,096,946	4,200,331	3,858,271
Between 1 and 5 years [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities			26,725
Between 1 and 5 years [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	538,534	555,088	432,382
Between 1 and 5 years [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,278,134	1,352,594	1,656,383
More than 5 years [Member] | Contractual maturities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	2,021,140	2,229,577	1,994,358
More than 5 years [Member] | Contractual maturities [Member] | Long-term debt securities (fixed rate) [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	1,500,000	1,500,000	1,500,000
More than 5 years [Member] | Contractual maturities [Member] | Variable rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities		110,225
More than 5 years [Member] | Contractual maturities [Member] | Fixed rate bank loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	215,718	225,307	225,908
More than 5 years [Member] | Contractual maturities [Member] | Fixed Rate Interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities	$ 305,422	391,014	$ 268,450
More than 5 years [Member] | Contractual maturities [Member] | Variable rate interest [Member]
Disclosure of detailed information about financial instruments [Line Items]
Financial liabilities		$ 3,031